Long Term Debt (Schedule of Expected Maturities of Notes Payable) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Remainder of Year Ending December 31, 2014	$ 644,000		$ 644,000
Year Ended December 31, 2015	680,000		680,000		3,058,000
Year Ended December 31, 2016					2,277,000
Year Ended December 31, 2017					2,173,000
Year Ended December 31, 2018	900,000,000		900,000,000		399,314,000
Total	901,324,000		901,324,000		426,942,000	149,320,000
Interest paid in cash	1,800,000	7,300,000	8,800,000	10,700,000	27,700,000	10,200,000
Year Ended December 31, 2014					$ 20,120,000